Acquisitions	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Acquisitions
Acquisitions

Note 4 — Acquisitions

Year Ending March 31, 2015

TransMontaigne Inc.

On July 1, 2014, we acquired TransMontaigne for $174.2 million of cash, net of cash acquired. As part of this transaction, we also purchased $380.4 million of inventory from the previous owner of TransMontaigne (including $346.9 million paid at closing and $33.5 million subsequently paid as the working capital settlement process progressed). The operations of TransMontaigne include the marketing of refined products and crude oil. As part of this transaction, we acquired the 2.0% general partner interest, the incentive distribution rights, and a 19.7% limited partner interest in TLP, and assumed certain terminaling service agreements with TLP from an affiliate of the previous owner of TransMontaigne. The acquisition agreement contemplates a post-closing adjustment to the purchase price for certain working capital items. We estimate that we will pay an additional $27.5 million once the working capital settlement process has been completed.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in this business combination. The estimates of fair value reflected at September 30, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending June 30, 2015. We have preliminarily estimated the fair values of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Cash and cash equivalents	$1,469
Accounts receivable - trade	197,349
Accounts receivable - affiliates	528
Inventories	426,913
Prepaid expenses and other current assets	15,373
Property, plant and equipment:
Refined products terminal assets (20 years)	418,405
Buildings and leasehold improvements (20 years)	10,339
Crude oil tanks and related equipment (20 years)	28,666
Vehicles	1,565
Land	56,095
Information technology equipment	7,851
Other	12,592
Construction in progress	4,487
Goodwill (1)	29,118
Intangible assets:
Customer relationships (7 years)	50,000
Pipeline capacity rights (30 years)	87,000
Trade names (indefinite life)	5,000
Equity method investments	250,000
Other noncurrent assets	3,911
Accounts payable - trade	(140,597)
Accounts payable - affiliates	(69)
Accrued expenses and other payables	(73,565)
Advance payments received from customers	(1,919)
Long-term debt	(234,000)
Other noncurrent liabilities	(34,856)
Noncontrolling interests	(567,120)
Fair value of net assets acquired	$554,535

(1)     Included in the refined products and renewables segment.

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entity and the Partnership, the opportunity to use the acquired business as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

The intangible asset for pipeline capacity rights relates to capacity allocations on a third-party refined products pipeline. Demand for use of this pipeline exceeds the pipeline’s capacity, and the limited capacity is allocated based on a shipper’s historical shipment volumes.

The fair value of the noncontrolling interests was calculated by multiplying the closing price of TLP’s common units on the acquisition date by the number of TLP common units held by parties other than us.

We recorded in the acquisition accounting a liability of $2.5 million related to certain crude oil contracts with terms that were unfavorable at current market conditions. We amortized this balance to cost of sales during the three months ended September 30, 2014.

Employees of TransMontaigne participate in a plan whereby they are entitled to certain termination benefits in the event of a change in control of TransMontaigne and a subsequent change in job status. We recorded expense of $2.7 million during the three months ended September 30, 2014 related to these termination benefits, and we may record additional expense in future quarters as we continue our integration efforts.

The operations of TransMontaigne have been included in our condensed consolidated statements of operations since TransMontaigne was acquired on July 1, 2014. Our condensed consolidated statements of operations for the three months and six months ended September 30, 2014 include revenues of $1.1 billion and an operating loss of $0.3 million that were generated by the operations of TransMontaigne. We have not provided supplemental pro forma financial information as though the business combination had occurred on April 1, 2013. The previous owner of TransMontaigne conducted trading operations, whereas we strive to generate reliable and predictable cash flows. Because of the difference in strategies between the pre-acquisition and post-acquisition periods, the pre-acquisition operations of TransMontaigne have limited importance as an indicator of post-acquisition results.

On July 10, 2014, we submitted a nonbinding proposal to the conflicts committee of the board of directors of TLP’s general partner. Under this proposal, each outstanding unit of TLP would be exchanged for one of our common units. On August 15, 2014, we and TLP’s general partner terminated discussions regarding our previously submitted nonbinding proposal to acquire the outstanding common units of TLP.

Water Solutions Facilities

As described below, we are party to a development agreement that provides us a right to purchase water disposal facilities developed by the other party to the agreement. During the six months ended September 30, 2014, we purchased four water disposal facilities under this development agreement. We also purchased a 75% interest in one additional water disposal facility in July 2014 from a different seller. On a combined basis, we paid $82.9 million of cash for these five water disposal facilities.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in these business combinations. The estimates of fair value reflected at September 30, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending June 30, 2015. We have preliminarily estimated the fair values of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$939
Inventories	253
Prepaid expenses and other current assets	62
Property, plant and equipment:
Water treatment facilities and equipment (5–40 years)	23,066
Buildings and leasehold improvements (3–7 years)	2,599
Land	1,010
Other (7 years)	33
Goodwill	57,777
Other noncurrent assets	50
Accounts payable - trade	(58)
Accrued expenses and other payables	(1,092)
Other noncurrent liabilities	(149)
Noncontrolling interest	(1,620)
Fair value of net assets acquired	$82,870

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entity and the Partnership and the opportunity to use the acquired business as a platform for growth. We estimate that all of the goodwill will be deductible for federal income tax purposes.

The operations of these water disposal facilities have been included in our condensed consolidated statement of operations since their acquisition date. Our condensed consolidated statement of operations for the quarter ended September 30, 2014 includes revenues of $7.1 million and operating income of $1.5 million that were generated by the operations of these water disposal facilities.

Retail Propane Acquisitions

During the six months ended September 30, 2014, we completed three acquisitions of retail propane businesses. On a combined basis, we paid $6.4 million of cash to acquire these assets and operations. The agreements for these acquisitions contemplate post-closing payments for certain working capital items. We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in certain of these business combinations, and as a result, the estimates of fair value reflected at September 30, 2014 are subject to change.

Water Supply Company

On June 9, 2014, we paid cash of $15.0 million in exchange for an interest in a water supply company operating in the DJ Basin. We account for this investment using the equity method of accounting.

Year Ended March 31, 2014

As described in Note 2, pursuant to GAAP, an entity is allowed a reasonable period of time to obtain the information necessary to identify and measure the fair value of the assets acquired and liabilities assumed in a business combination. The business combinations for which this measurement period was still open as of March 31, 2014 are summarized below.

Gavilon Energy

On December 2, 2013, we completed a business combination in which we acquired Gavilon Energy. We paid $832.4 million of cash, net of cash acquired, in exchange for these assets and operations. The acquisition agreement also contemplates a post-closing adjustment to the purchase price for certain working capital items.

The assets of Gavilon Energy include crude oil terminals in Oklahoma, Texas, and Louisiana, a 50% interest in Glass Mountain, which owns a crude oil pipeline that originates in western Oklahoma and terminates in Cushing, Oklahoma, and an 11% interest in an ethanol production facility in the Midwest. The operations of Gavilon Energy include the marketing of crude oil, refined products, ethanol, biodiesel, and natural gas liquids and owned and leased crude oil storage in Cushing, Oklahoma.

During the three months ended September 30, 2014, we completed the acquisition accounting for this business combination. The following table presents the final calculation of the fair values of the assets acquired (and useful lives) and liabilities assumed for this acquisition:

		Estimated at
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$326,484	$349,529	$(23,045)
Accounts receivable - affiliates	2,564	2,564	—
Inventories	107,430	107,430	—
Prepaid expenses and other current assets	68,322	68,322	—
Property, plant and equipment:
Vehicles (3 years)	327	791	(464)
Crude oil tanks and related equipment (3–40 years)	83,797	77,429	6,368
Information technology equipment (3–7 years)	4,049	4,046	3
Buildings and leasehold improvements (3–40 years)	7,817	7,716	101
Land	6,427	6,427	—
Tank bottoms	16,930	15,230	1,700
Other (7 years)	162	170	(8)
Construction in progress	7,180	7,190	(10)
Goodwill (1)	342,769	359,169	(16,400)
Intangible assets:
Customer relationships (10–20 years)	107,950	101,600	6,350
Lease agreements (1–5 years)	8,700	8,700	—
Pipeline capacity rights (30 years)	7,800	—	7,800
Investments in unconsolidated entities	183,000	178,000	5,000
Other noncurrent assets	2,287	9,918	(7,631)
Accounts payable - trade	(342,792)	(342,792)	—
Accounts payable - affiliates	(2,585)	(2,585)	—
Accrued expenses and other payables	(49,447)	(70,999)	21,552
Advance payments received from customers	(10,667)	(10,667)	—
Other noncurrent liabilities	(46,056)	(44,740)	(1,316)
Fair value of net assets acquired	$832,448	$832,448	$—

(1)     Primarily included in the crude oil logistics segment.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

The acquisition method of accounting requires that executory contracts that are at unfavorable terms relative to current market conditions at the acquisition date be recorded as assets or liabilities in the acquisition accounting. Since certain crude oil storage lease commitments were at unfavorable terms relative to current market conditions, we recorded a liability of $15.9 million related to these lease commitments in the acquisition accounting, and we amortized $5.0 million of this balance through cost of sales during the six months ended September 30, 2014. We will amortize the remainder of this liability over the term of the leases. The future amortization of this liability is shown below (in thousands):

Year Ending March 31,
2015 (six months)	$3,670
2016	4,040
2017	360

Certain personnel who were employees of Gavilon Energy are entitled to a bonus, half of which was payable upon successful completion of the business combination and the remainder of which is payable in December 2014. We are recording this as compensation expense over the vesting period. We recorded expense of $5.2 million during the six months ended September 30, 2014 related to these bonuses, and we expect to record an additional expense of $1.6 million during the quarter ending December 31, 2014.

Oilfield Water Lines, LP

On August 2, 2013, we completed a business combination with entities affiliated with Oilfield Water Lines LP (collectively, “OWL”), whereby we acquired water disposal and transportation assets in Texas. We issued 2,463,287 common units, valued at $68.6 million, and paid $167.7 million of cash, net of cash acquired, in exchange for OWL. During the three months ended June 30, 2014, we completed the acquisition accounting for this business combination. The following table presents the final calculation of the fair values of the assets acquired (and useful lives) and liabilities assumed in the acquisition of OWL:

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$6,837	$7,268	$(431)
Inventories	154	154	—
Prepaid expenses and other current assets	402	402	—
Property, plant and equipment:
Vehicles (5–10 years)	8,143	8,157	(14)
Water treatment facilities and equipment (3–30 years)	23,173	23,173	—
Buildings and leasehold improvements (7–30 years)	2,198	2,198	—
Land	710	710	—
Other (3–5 years)	53	53	—
Intangible assets:
Customer relationships (8–10 years)	110,000	110,000	—
Non-compete agreements (3 years)	2,000	2,000	—
Goodwill	90,144	89,699	445
Accounts payable - trade	(6,469)	(6,469)	—
Accrued expenses and other payables	(992)	(992)	—
Other noncurrent liabilities	(64)	(64)	—
Fair value of net assets acquired	$236,289	$236,289	$—

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

Other Water Solutions Acquisitions

During the year ended March 31, 2014, we completed two separate acquisitions of businesses to expand our water solutions operations in Texas. On a combined basis, we issued 222,381 common units, valued at $6.8 million, and paid $151.6 million of cash, net of cash acquired, in exchange for the assets and operations of these businesses. During the three months ended June 30, 2014, we completed the acquisition accounting for these business combinations. The following table presents the final calculation of the fair values of the assets acquired (and useful lives) and liabilities assumed for these acquisitions:

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$2,146	$2,146	$—
Inventories	192	192	—
Prepaid expenses and other current assets	62	61	1
Property, plant and equipment:
Vehicles (5–10 years)	76	90	(14)
Water treatment facilities and equipment (3–30 years)	11,717	14,394	(2,677)
Buildings and leasehold improvements (7–30 years)	3,278	1,906	1,372
Land	207	206	1
Other (3–5 years)	12	12	—
Intangible assets:
Customer relationships (8–10 years)	72,000	72,000	—
Trade names (indefinite life)	3,325	3,325	—
Non-compete agreements (3 years)	260	260	—
Water facility development agreement (5 years)	14,000	14,000	—
Water facility option agreement	2,500	2,500	—
Goodwill	49,067	47,750	1,317
Accounts payable - trade	(119)	(119)	—
Accrued expenses and other payables	(293)	(293)	—
Other noncurrent liabilities	(64)	(64)	—
Fair value of net assets acquired	$158,366	$158,366	$—

As part of one of these business combinations, we entered into an option agreement with the seller of the business whereby we had the option to purchase a saltwater disposal facility that was under construction. We recorded an intangible asset of $2.5 million at the acquisition date related to this option agreement. On March 1, 2014, we purchased the saltwater disposal facility for additional cash consideration of $3.7 million.

In addition, as part of one of these business combinations, we entered into a development agreement that provides us a right to purchase water disposal facilities that may be developed by the seller through June 2018. On March 1, 2014, we purchased our first water disposal facility pursuant to the development agreement for $21.0 million.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in these business combinations. The estimates of fair value reflected at September 30, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending December 31, 2014. We have preliminarily estimated the fair values of the assets acquired (and useful lives) and liabilities assumed as follows:

	Estimated At
	September 30,	March 31,
	2014	2014	Change
	(in thousands)
Accounts receivable - trade	$124	$245	$(121)
Inventories	119	197	(78)
Property, plant and equipment:
Water treatment facilities and equipment (3–30 years)	10,539	10,540	(1)
Buildings and leasehold improvements (7–30 years)	1,130	1,130	—
Land	213	213	—
Other (3–5 years)	1	1	—
Goodwill	15,443	15,281	162
Accounts payable - trade	(232)	(263)	31
Accrued expenses and other payables	—	(7)	7
Other noncurrent liabilities	(50)	(50)	—
Fair value of net assets acquired	$27,287	$27,287	$—

Crude Oil Logistics Acquisitions

During the year ended March 31, 2014, we completed two separate acquisitions of businesses to expand our crude oil logistics operations in Texas and Oklahoma. On a combined basis, we issued 175,211 common units, valued at $5.3 million, and paid $67.8 million of cash, net of cash acquired, in exchange for the assets and operations of these businesses. During the three months ended June 30, 2014, we completed the acquisition accounting for these business combinations. The following table presents the final calculation of the fair values of the assets acquired (and useful lives) and liabilities assumed for these acquisitions:

		Estimated
		at
		March 31,
	Final	2014	Change
	(in thousands)
Accounts receivable - trade	$1,221	$1,235	$(14)
Inventories	1,021	1,021	—
Prepaid expenses and other current assets	58	54	4
Property, plant and equipment:
Vehicles (5–10 years)	2,980	2,977	3
Buildings and leasehold improvements (5–30 years)	58	280	(222)
Crude oil tanks and related equipment (2–30 years)	3,822	3,462	360
Barges and towboats (20 years)	20,065	20,065	—
Other (3–5 years)	57	53	4
Intangible assets:
Customer relationships (3 years)	13,300	6,300	7,000
Non-compete agreements (3 years)	35	35	—
Trade names (indefinite life)	530	530	—
Goodwill	30,730	37,867	(7,137)
Accounts payable - trade	(521)	(665)	144
Accrued expenses and other payables	(266)	(124)	(142)
Fair value of net assets acquired	$73,090	$73,090	$—

Retail Propane and Liquids Acquisitions

During the year ended March 31, 2014, we completed four acquisitions of retail propane businesses and the acquisition of four natural gas liquids terminals. On a combined basis, we paid $21.9 million of cash to acquire these assets and operations. The agreements for certain of these acquisitions contemplate post-closing payments for certain working capital items. We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in certain of these business combinations, and as a result, the estimates of fair value reflected at September 30, 2014 are subject to change.

Note 4 — Acquisitions

Year Ended March 31, 2014

Gavilon Energy

On December 2, 2013, we completed a business combination in which we acquired Gavilon Energy. We paid $832.4 million of cash, net of cash acquired, in exchange for these assets and operations. The acquisition agreement also contemplates a post-closing adjustment to the purchase price for certain working capital items. We incurred and charged to general and administrative expense $5.3 million of costs during the year ended March 31, 2014 related to the acquisition of Gavilon Energy.

The assets of Gavilon Energy include crude oil terminals in Oklahoma, Texas, and Louisiana and a 50% interest in Glass Mountain, which owns a crude oil pipeline that originates in western Oklahoma and terminates in Cushing, Oklahoma. This pipeline became operational in February 2014. The operations of Gavilon Energy include the marketing of crude oil, refined products, ethanol, biodiesel, and natural gas liquids.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in the acquisition of Gavilon Energy. The estimates of fair value reflected at March 31, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending September 30, 2014. We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$349,529
Accounts receivable - affiliates	2,564
Inventories	107,430
Prepaid expenses and other current assets	68,322
Property, plant and equipment:
Crude oil tanks and related equipment (3—40 years)	77,429
Vehicles (3 years)	791
Information technology equipment (3—7 years)	4,046
Buildings and leasehold improvements (3—40 years)	7,716
Land	6,427
Linefill and tank bottoms	15,230
Other (7 years)	170
Construction in process	7,190
Goodwill	359,169
Intangible assets:
Customer relationships (10—20 years)	101,600
Lease agreements (1—5 years)	8,700
Investments in unconsolidated entities	178,000
Other noncurrent assets	9,918
Accounts payable - trade	(342,792)
Accounts payable - affiliates	(2,585)
Accrued expenses and other payables	(70,999)
Advance payments received from customers	(10,667)
Other noncurrent liabilities	(44,740)
Fair value of net assets acquired	$832,448

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entity and the Partnership, the opportunity to use the acquired business as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Our preliminary estimate of the fair value of investments in unconsolidated subsidiaries exceeds our share of the historical net book value of these subsidiaries’ net assets by approximately $70 million. This difference relates primarily to goodwill and customer relationships.

The acquisition method of accounting requires that executory contracts that are at unfavorable terms relative to current market conditions at the acquisition date be recorded as assets or liabilities in the acquisition accounting. Since certain crude oil storage lease commitments were at unfavorable terms relative to current market conditions, we recorded a liability of $12.9 million related to these lease commitments in the acquisition accounting, and we amortized $2.9 million of this balance through cost of sales during the period from the acquisition date through March 31, 2014. We will amortize the remainder of this liability over the term of the leases. The future amortization of this liability is shown below (in thousands):

Year Ending March 31,
2015	$6,500
2016	3,260
2017	300

As described in Note 14, on March 31, 2014, we assigned all of the storage and transportation contracts of the natural gas marketing business to a third party.  Since these contracts were at unfavorable terms relative to current market conditions, we paid $44.8 million to assign these contracts. We recorded a liability of $50.8 million related to these storage and transportation contracts in the acquisition accounting, and we amortized $6.0 million of this balance through cost of sales during the period from the acquisition date through the date we assigned the contracts.

We recorded $3.2 million of employee severance expense during the year ended March 31, 2014 as a result of personnel changes subsequent to the acquisition of Gavilon Energy. In addition, certain personnel who were employees of Gavilon Energy are entitled to a bonus, half of which was payable upon successful completion of the business combination and the remainder of which is payable in December 2014. We are recording this as compensation expense over the vesting period. We recorded expense of $5.0 million during the year ended March 31, 2014 related to these bonuses, and we expect to record an additional expense of $6.6 million during the year ending March 31, 2015.

The operations of Gavilon Energy have been included in our consolidated statement of operations since Gavilon Energy was acquired on December 2, 2013. Our consolidated statement of operations for the year ended March 31, 2014 includes revenues of $2.9 billion and operating income of $11.0 million that were generated by the operations of Gavilon Energy.

Oilfield Water Lines, LP

On August 2, 2013, we completed a business combination with entities affiliated with OWL, whereby we acquired water disposal and transportation assets in Texas. We issued 2,463,287 common units, valued at $68.6 million, and paid $167.7 million of cash, net of cash acquired, in exchange for OWL. The acquisition agreements included a provision whereby the purchase price could have been increased if certain performance targets were achieved in the six months following the acquisition. These performance targets were not achieved, and therefore no increase to the purchase price was warranted. The acquisition agreements also contemplate a post-closing payment for certain working capital items. We incurred and charged to general and administrative expense $0.8 million of costs related to the OWL acquisition during the year ended March 31, 2014.

We have completed the process of identifying and determining the fair value of the long-lived assets acquired in the acquisition of OWL. We have not yet finalized any post-closing payment for certain working capital items, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending June 30, 2014. We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$7,268
Inventories	154
Prepaid expenses and other current assets	402
Property, plant and equipment:
Land	710
Water treatment facilities and equipment (3—30 years)	23,173
Vehicles (5—10 years)	8,157
Buildings and leasehold improvements (7—30 years)	2,198
Other (3—5 years)	53
Intangible assets:
Customer relationships (10 years)	110,000
Non-compete agreements (2.5 years)	2,000
Goodwill	89,699
Accounts payable - trade	(6,469)
Accrued expenses and other payables	(992)
Other noncurrent liabilities	(64)
Fair value of net assets acquired	$236,289

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$167,732
Value of common units issued	68,557
Total consideration paid	$236,289

The customer relationships were valued using a variation of the income approach known as the excess earnings method. This methodology consists of deriving relevant cash flows to the underlying asset, and then deducting appropriate returns for other assets contributing to the generation of the relevant cash flows. This valuation methodology requires estimates of customer retention, which were based on our understanding of the level of competition in the region in which the assets operate. Our estimates of customer retention are also relevant to the determination of the estimated useful lives of the assets.

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

The operations of OWL have been included in our consolidated statement of operations since OWL was acquired on August 2, 2013. Our consolidated statement of operations for the year ended March 31, 2014 includes revenues of $26.2 million and operating income of $0.9 million that was generated by the operations of OWL.

Other Water Solutions Acquisitions

During the year ended March 31, 2014, we completed four separate acquisitions of businesses to expand our water solutions operations in Texas. On a combined basis, we issued 222,381 common units, valued at $6.8 million, and paid $178.9 million of cash, net of cash acquired, in exchange for the assets and operations of these businesses. Our consolidated statement of operations for the year ended March 31, 2014 includes revenues of $20.6 million and operating income of $7.1 million that was generated by the operations of these acquisitions. We incurred and charged to general and administrative expense $0.4 million of costs related to these acquisitions during the year ended March 31, 2014.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in these four business combinations. The estimates of fair value reflected at March 31, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending September 30, 2014. We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$2,391
Inventories	390
Prepaid expenses and other current assets	61
Property, plant and equipment:
Land	419
Vehicles (5—10 years)	90
Water treatment facilities and equipment (3—30 years)	24,933
Buildings and leasehold improvements (7—30 years)	3,036
Other (3—5 years)	13
Intangible assets:
Customer relationships (8—10 years)	72,000
Trade names (indefinite life)	3,325
Non-compete agreements (3 years)	260
Water facility development agreement (5 years)	14,000
Water facility option agreement	2,500
Goodwill	63,031
Accounts payable - trade	(382)
Accrued expenses and other payables	(300)
Other noncurrent liabilities	(114)
Fair value of net assets acquired	$185,653

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$178,867
Value of common units issued	6,786
Total consideration paid	$185,653

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

As part of one of these business combinations, we entered into an option agreement with the seller of the business whereby we had the option to purchase a salt water disposal facility that was under construction. We recorded an intangible asset of $2.5 million at the acquisition date related to this option agreement. On March 1, 2014, we purchased the saltwater disposal facility for additional cash consideration of $3.7 million. The assets associated with this facility are included in the data in the table above.

As part of one of these business combinations, we entered into a development agreement that provides us a first right of refusal to purchase disposal facilities that may be developed by the seller within a defined area in the Eagle Ford Basin through June 2018. On March 1, 2014, we purchased our first disposal facility pursuant to the development agreement for $21.0 million. The assets associated with this facility are included in the data in the table above. In addition, we have exercised our option to operate, for evaluation purposes, three additional disposal facilities developed by the seller. Pending the results of our evaluation, we have the right to purchase any or all of these facilities within the 90-day evaluation period.

Crude Oil Logistics Acquisitions

During the year ended March 31, 2014, we completed two separate acquisitions of businesses to expand our crude oil logistics business in Texas and Oklahoma. On a combined basis, we issued 175,211 common units, valued at $5.3 million, and paid $67.8 million of cash, net of cash acquired, in exchange for the assets and operations of these businesses. The agreement for the acquisition of one of these businesses contemplates a post-closing payment for certain working capital items. We incurred and charged to general and administrative expense during the year ended March 31, 2014 $0.1 million of costs related to these acquisitions.

We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in these two business combinations. The estimates of fair value reflected at March 31, 2014 are subject to change, and such changes could be material. We expect to complete this process prior to finalizing our financial statements for the quarter ending June 30, 2014. We have preliminarily estimated the fair value of the assets acquired (and useful lives) and liabilities assumed as follows (in thousands):

Accounts receivable - trade	$1,235
Inventories	1,021
Prepaid expenses and other current assets	54
Property, plant and equipment:
Vehicles (5—10 years)	2,977
Buildings and leasehold improvements (5—30 years)	280
Crude oil tanks and related equipment (2—30 years)	3,462
Barges and towboats (20 years)	20,065
Other (3—5 years)	53
Intangible assets:
Customer relationships (3 years)	6,300
Non-compete agreements (3 years)	35
Trade names (indefinite life)	530
Goodwill	37,867
Accounts payable - trade	(665)
Accrued expenses and other payables	(124)
Fair value of net assets acquired	$73,090

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$67,842
Value of common units issued	5,248
Total consideration paid	$73,090

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities assumed. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Retail Propane and Liquids Acquisitions

During the year ended March 31, 2014, we completed four acquisitions of retail propane businesses and the acquisition of four natural gas liquids terminals. On a combined basis, we paid $21.9 million of cash to acquire these assets and operations. The agreements for certain of these acquisitions contemplate post-closing payments for certain working capital items. We are in the process of identifying and determining the fair value of the assets acquired and liabilities assumed in certain of these business combinations, and as a result the estimates of fair value reflected at March 31, 2014 are subject to change.

Year Ended March 31, 2013

High Sierra Combination

On June 19, 2012, we completed a business combination with High Sierra, whereby we acquired all of the ownership interests in High Sierra. We paid $91.8 million of cash, net of $5.0 million of cash acquired, and issued 18,018,468 common units to acquire High Sierra Energy, LP. These common units were valued at $406.8 million using the closing price of our common units on the New York Stock Exchange (the “NYSE”) on the merger date. We also paid $97.4 million of High Sierra Energy, LP’s long-term debt and other obligations. Our general partner acquired High Sierra Energy GP, LLC by paying $50.0 million of cash and issuing equity. Our general partner then contributed its ownership interests in High Sierra Energy GP, LLC to us, in return for which we paid our general partner $50.0 million of cash and issued 2,685,042 common units to our general partner. We recorded the value of the 2,685,042 common units issued to our general partner at $8.0 million, which represents an estimate, in accordance with GAAP, of the fair value of the equity issued by our general partner to the former owners of High Sierra’s general partner. In accordance with the GAAP fair value model, this fair value was estimated based on assumptions of future distributions and a discount rate that a hypothetical buyer might use. Under this model, the potential for distribution growth resulting from the prospect of future acquisitions and capital expansion projects would not be considered in the fair value calculation. The difference between the estimated fair value of the general partner interests issued by our general partner of $8.0 million, calculated as described above, and the fair value of the common units issued to our general partner of $60.6 million, as calculated using the closing price of the common units on the NYSE, is reported as a reduction to equity. We incurred and charged to general and administrative expense during the years ended March 31, 2013 $3.7 million of costs related to the High Sierra transaction. We also incurred or accrued costs of $0.6 million related to the equity issuance that we charged to equity.

The fair values of the assets acquired and liabilities assumed in our acquisition of High Sierra are summarized below (in thousands):

Accounts receivable - trade	$395,311
Accounts receivable - affiliates	7,724
Inventories	43,575
Derivative assets	10,646
Forward purchase and sale contracts	34,717
Prepaid expenses and other current assets	11,131
Property, plant and equipment:
Land	5,723
Vehicles (5—10 years)	22,507
Water treatment facilities and equipment (3—30 years)	64,057
Crude oil tanks and related equipment (2—15 years)	17,851
Buildings and leasehold improvements (5—30 years)	19,145
Information technology equipment (3 years)	5,541
Other (2—30 years)	11,010
Construction in progress	9,621
Intangible assets:
Customer relationships (5—17 years)	245,000
Lease contracts (1—10 years)	12,400
Trade names (indefinite)	13,000
Goodwill	220,884
Accounts payable - trade	(417,369)
Accounts payable - affiliates	(9,014)
Advance payments received from customers	(1,237)
Accrued expenses and other payables	(35,611)
Derivative liabilities	(5,726)
Forward purchase and sale contracts	(18,680)
Long-term debt	(2,537)
Other noncurrent liabilities	(3,224)
Noncontrolling interest in consolidated subsidiary	(2,400)
Consideration paid, net of cash acquired	$654,045

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$239,251
Value of common units issued, net of issurance costs	414,794
Total consideration paid	$654,045

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts.

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Pecos Combination

On November 1, 2012, we completed a business combination whereby we acquired Pecos Gathering & Marketing, L.L.C. and certain of its affiliated companies (collectively, “Pecos”). The business of Pecos consists primarily of crude oil marketing and logistics operations in Texas and New Mexico. We paid $132.4 million of cash (net of cash acquired) and assumed certain obligations with a value of $10.2 million under certain equipment financing facilities. Also on November 1, 2012, we entered into a call agreement with the former owners of Pecos pursuant to which the former owners of Pecos agreed to purchase a minimum of $45.0 million or a maximum of $60.0 million of common units from us. On November 12, 2012, the former owners purchased 1,834,414 common units from us for $45.0 million pursuant to this call agreement. We incurred and charged to general and administrative expense during the year ended March 31, 2013 $0.6 million of costs related to the Pecos combination.

The following table presents the final calculation of the fair value of the assets acquired (and useful lives) and liabilities assumed in the acquisition of Pecos:

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$73,609	$73,704	$(95)
Inventories	1,903	1,903	—
Prepaid expenses and other current assets	1,426	1,426	—
Property, plant and equipment:
Vehicles (5—10 years)	22,097	19,193	2,904
Buildings and leasehold improvements (5—30 years)	1,339	1,248	91
Crude oil tanks and related equipment (2—15 years)	1,099	913	186
Land	223	224	(1)
Other (3—5 years)	36	177	(141)
Intangible assets:
Customer relationships	—	8,000	(8,000)
Trade names (indefinite life)	900	1,000	(100)
Goodwill	91,747	86,661	5,086
Accounts payable - trade	(50,795)	(50,808)	13
Accrued expenses and other payables	(963)	(1,020)	57
Long-term debt	(10,234)	(10,234)	—
Fair value of net assets acquired	$132,387	$132,387	$—

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$87,444
Value of common units issued	44,943
Total consideration paid	$132,387

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Third Coast Combination

On December 31, 2012, we completed a business combination transaction whereby we acquired all of the membership interests in Third Coast Towing, LLC (“Third Coast”) for $43.0 million in cash. The business of Third Coast consists primarily of transporting crude oil via barge. Also on December 31, 2012, we entered into a call agreement with the former owners of Third Coast pursuant to which the former owners of Third Coast agreed to purchase a minimum of $8.0 million or a maximum of $10.0 million of common units from us. On January 11, 2013, the former owners of Third Coast purchased 344,680 common units from us for $8.0 million pursuant to this agreement.

During the year ended March 31, 2014, we completed the acquisition accounting for this business combination. The following table presents the final calculation of the fair value of the assets acquired (and useful lives) and liabilities assumed in the acquisition of Third Coast:

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$2,195	$2,248	$(53)
Inventories	140	140	—
Property, plant and equipment:
Barges and towboats (20 years)	17,711	12,883	4,828
Other	—	30	(30)
Intangible assets:
Customer relationships (3 years)	3,000	4,000	(1,000)
Trade names (indefinite life)	850	500	350
Goodwill	18,847	22,551	(3,704)
Other noncurrent assets	2,733	2,733	—
Accounts payable - trade	(2,429)	(2,048)	(381)
Accrued expenses and other payables	(164)	(154)	(10)
Fair value of net assets acquired	$42,883	$42,883	$—

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$35,000
Value of common units issued	7,883
Total consideration paid	$42,883

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Other Crude Oil Logistics and Water Solutions Business Combinations

During the year ended March 31, 2013, we completed four separate acquisitions to expand the assets and operations of our crude oil logistics and water solutions businesses. On a combined basis, we paid $52.6 million in cash and assumed $1.3 million of long-term debt in the form of non-compete agreements. We also issued 516,978 common units, valued at $12.4 million, as partial consideration for one of these acquisitions. We incurred and charged to general and administrative expense during the year ended March 31, 2013 $0.3 million of costs related to these acquisitions.

During the year ended March 31, 2014, we completed the acquisition accounting for these business combinations. The following table presents the final calculation of the fair value of the assets acquired (and useful lives) and liabilities assumed in the acquisition of these businesses:

		Estimated at
		March 31,
	Final	2013	Change
	(in thousands)
Accounts receivable - trade	$2,676	$2,660	$16
Inventories	191	191	—
Prepaid expenses and other current assets	737	738	(1)
Property, plant and equipment:
Land	218	191	27
Vehicles (5—10 years)	853	771	82
Water treatment facilities and equipment (3—30 years)	13,665	13,322	343
Buildings and leasehold improvements (5—30 years)	895	2,233	(1,338)
Crude oil tanks and related equipment (2—15 years)	4,510	1,781	2,729
Other (3—5 years)	27	2	25
Construction in progress	490	693	(203)
Intangible assets:
Customer relationships (5—10 years)	13,125	6,800	6,325
Non-compete agreements (3 years)	164	510	(346)
Trade names (indefinite life)	2,100	500	1,600
Goodwill	34,451	43,822	(9,371)
Accounts payable - trade	(3,374)	(3,374)	—
Accrued expenses and other payables	(1,914)	(2,026)	112
Notes payable	(1,340)	(1,340)	—
Other noncurrent liabilities	(156)	(156)	—
Noncontrolling interest	(2,333)	(2,333)	—
Fair value of net assets acquired	$64,985	$64,985	$—

Consideration paid consists of the following (in thousands):

Cash paid, net of cash acquired	$52,552
Value of common units issued	12,433
Total consideration paid	$64,985

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

Retail Propane Combinations During the Year Ended March 31, 2013

During the year ended March 31, 2013, we entered into six separate business combination agreements to acquire retail propane and distillate operations, primarily in the northeastern and southeastern United States. On a combined basis, we paid cash of $71.4 million and issued 850,676 common units, valued at $18.9 million, in exchange for these assets. We also assumed $6.6 million of long-term debt in the form of non-compete agreements. We incurred and charged to general and administrative expense during the year ended March 31, 2013 $0.3 million related to these acquisitions. The fair values of the assets acquired and liabilities assumed in these six combinations are as follows (in thousands):

Accounts receivable - trade	$8,715
Inventory	5,155
Other current assets	1,228
Property, plant and equipment:
Land	1,945
Retail propane equipment (5—20 years)	28,763
Vehicles (5 years)	11,344
Buildings and leasehold improvements (30 years)	7,052
Other	1,201
Intangible assets:
Customer relationships (10—15 years)	16,890
Trade names (indefinite)	2,924
Non-compete agreements (5 years)	1,387
Goodwill	21,983
Other non-current assets	784
Long-term debt, including current portion	(6,594)
Other assumed liabilities	(12,511)
Fair value of net assets acquired	$90,266

Consideration paid consists of the following (in thousands):

Cash consideration paid	$71,392
Value of common units issued	18,874
Total consideration	$90,266

Goodwill represents the excess of the estimated consideration paid for the acquired businesses over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. We estimated the useful life of the customer relationships by reference to historical customer retention data.

Pro Forma Results of Operations (Unaudited)

As described above, we completed a number of acquisitions during the years ended March 31, 2014 and 2013. The operations of each acquired business have been included in our consolidated results of operations since the date of acquisition of the business. The unaudited pro forma consolidated data presented below has been prepared as if the following acquisitions had been completed on April 1, 2012:

•                  High Sierra;

•                  Pecos;

•                  Third Coast;

•                  OWL; and

•                  Gavilon Energy.

The unaudited pro forma consolidated data presented below has also been prepared as if the following transactions, which are described in Notes 8 and 11 to these consolidated financial statements, had been completed on April 1, 2012:

•                  Our sale of common units in December 2013 in a private placement;

•                  The amendment of our Credit Agreement in November 2013;

•                  Our issuance of senior unsecured notes in October 2013;

•                  Our sale of common units in September 2013 in a public offering;

•                  The sale of common units in a public offering in July 2013;

•                  Our entry into the Credit Agreement in June 2012; and

•                  Our issuance of senior notes in June 2012.

	Year Ended March 31,
	2014	2013
	(in thousands, except per unit amounts)
Revenues	$9,800,398	$5,697,988
Net income (loss)	798	(72,171)
Net loss attributable to limited partners	(14,446)	(75,251)
Basic and diluted loss per common unit	(0.18)	(0.95)
Basic and diluted loss per subordinated unit	(0.18)	(0.95)

The pro forma consolidated data in the table above was prepared by adding historical results of operations of acquired businesses to our historical results of operations and making certain pro forma adjustments. The pro forma information is not necessarily indicative of the results of operations that would have occurred if the transactions had occurred on April 1, 2012, nor is it necessarily indicative of future results of operations.

Gavilon Energy historically conducted trading operations, whereas we operate as a logistics business. Gavilon Energy’s historical results of operations were subject to more volatility as a result of its trading operations than we would expect future results of operations to have under our business model. In the pro forma data in the table above, no pro forma effect was given to the change in business model from a trading business to a logistics business. Gavilon Energy historically recorded revenues net of product costs. In the pro forma table above, no pro forma effect was given to the fact that this accounting policy is different than our accounting policy.

The pro forma net loss for the year ended March 31, 2013 in the table above includes $4.8 million of expense related to the retirement of a liability associated with a business combination that OWL completed prior to our acquisition of OWL. This non-recurring expense is not excluded from the pro forma net loss, as it does not directly result from our acquisition of OWL.

The pro forma net loss for the year ended March 31, 2014 shown in the table above reflects depreciation and amortization expense estimates which are preliminary, as our identification of the assets and liabilities acquired, and the fair value determinations thereof, for the business combination with Gavilon Energy have not been completed.

The pro forma losses per unit have been computed based on earnings or losses allocated to the limited partners after deducting the total earnings allocated to the general partner. To calculate earnings attributable to the general partner, we have used historical distribution amounts. For purposes of this calculation, we have assumed that the common units outstanding at March 31, 2014 were outstanding during the full years presented above.

Year Ended March 31, 2012

Osterman

On October 3, 2011, we completed a business combination transaction with Osterman, whereby we acquired retail propane operations in the northeastern United States. We issued 4,000,000 common units and paid $94.9 million of cash, net of cash acquired, in exchange for the assets and operations of Osterman. The agreement also contemplated a post-closing payment of $4.8 million for certain specified working capital items, which was paid in November 2012. We valued the 4 million limited partner common units at $81.9 million based on the closing price of our common units on the closing date ($20.47 per unit). We incurred and charged to general and administrative expense during the year ended March 31, 2012 $0.8 million of costs incurred in connection with the Osterman transaction. We also incurred costs related to the equity issuance of $0.1 million that we charged to equity. The following table presents the final allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$9,350
Inventories	3,869
Prepaid expenses and other current assets	215
Property, plant and equipment:
Land	2,349
Retail propane equipment (15—20 years)	47,160
Vehicles (5—20 years)	7,699
Buildings and leasehold improvements (30 years)	3,829
Other (3—5 years)	732
Intangible assets:
Customer relationships (20 years)	54,500
Trade names (indefinite life)	8,500
Non-compete agreements (7 years)	700
Goodwill	52,267
Assumed liabilities	(9,654)
Consideration paid, net of cash acquired	$181,516

Consideration paid consists of the following (in thousands):

Cash paid at closing, net of cash acquired	$94,873
Fair value of common units issued at closing	81,880
Working capital payment (paid in November 2012)	4,763
Consideration paid, net of cash acquired	$181,516

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. We estimated the useful life of the customer relationships by reference to historical customer retention data.

SemStream

On November 1, 2011, we completed a business combination with SemStream. We entered into this business combination in order to expand our liquids segment. SemStream contributed substantially all of its natural gas liquids business and assets to us in exchange for 8,932,031 of our limited partner common units and a cash payment of $91.0 million. We have valued the 8.9 million limited partner common units at $184.8 million, based on the closing price of our common units on the closing date ($21.07) reduced by the expected present value of distributions for certain units which were not eligible for full distributions until the quarter ending September 30, 2012. In addition, in exchange for a cash contribution, SemStream acquired a 7.5% interest in our general partner. We incurred and charged to general and administrative expense during the year ended March 31, 2012 $0.7 million of costs related to the SemStream transaction. We also incurred costs of less than $0.1 million related to the equity issuance that we charged to equity.

The acquired assets included 12 natural gas liquids terminals in Arizona, Arkansas, Indiana, Minnesota, Missouri, Montana, Washington and Wisconsin, 12 million gallons of aboveground propane storage, 3.7 million barrels of underground leased storage for natural gas liquids and a rail fleet of 350 leased and 12 owned cars.

We have included the results of SemStream’s operations in our consolidated financial statements beginning November 1, 2011. The operations of SemStream are reflected in our liquids segment.

The following table presents the fair values of the assets acquired and liabilities assumed in the SemStream combination (in thousands):

Inventories	$104,226
Derivative assets	3,578
Assets held for sale	3,000
Prepaid expenses and other current assets	9,833
Property, plant and equipment:
Land	3,470
Natural gas liquids terminal assets (20—30 years)	41,434
Vehicles and railcars (5 years)	470
Other (5 years)	3,326
Investment in capital lease	3,112
Intangible assets:
Customer relationships (8—15 years)	31,950
Lease contracts (1—4 years)	1,008
Goodwill	74,924
Assumed current liabilities	(4,591)
Consideration paid	$275,740

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired operations and the Partnership, the opportunity to use the acquired businesses as a platform to expand our wholesale marketing operations, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. We estimated the useful life of the customer relationships by reference to historical customer retention data.

Pacer Combination

On January 3, 2012, we completed a business combination with Pacer in order to expand our retail propane operations. The combination was funded with cash of $32.2 million and the issuance of 1.5 million common units. We valued the 1.5 million common units based on the closing price of our common units on the closing date. We incurred and charged to general and administrative expense during the year ended March 31, 2012 $0.7 million of costs related to the Pacer transaction. We also incurred costs of $0.1 million related to the equity issuance that we charged to equity.

The assets contributed by Pacer consist of retail propane operations in Colorado, Illinois, Mississippi, Oregon, Utah and Washington. The contributed assets include 17 owned or leased customer service centers and satellite distribution locations. We have included the results of Pacer’s operations in our consolidated financial statements beginning January 3, 2012. The operations of Pacer are reported within our retail propane segment.

Consideration paid consists of the following (in thousands):

Cash	$32,213
Common units	30,375
Consideration paid	$62,588

The following table presents the allocation of the acquisition cost to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$4,389
Inventories	965
Prepaid expenses and other current assets	43
Property, plant and equipment:
Land	1,967
Retail propane equipment (15—20 years)	12,793
Vehicles (5 years)	3,090
Buildings and leasehold improvements (30 years)	409
Other (3—5 years)	59
Intangible assets:
Customer relationships (15 years)	23,560
Trade names (indefinite life)	2,410
Non-compete agreements	1,520
Goodwill	15,782
Assumed liabilities	(4,399)
Consideration paid	$62,588

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. We estimated the useful life of the customer relationships by reference to historical customer retention data.

North American Combination

On February 3, 2012, we completed a business combination with North American in order to expand our retail propane operations. The combination was funded with cash of $69.8 million. We incurred and charged to general and administrative expense during the year ended March 31, 2012 $1.6 million of costs related to the North American acquisition.

The assets acquired from North American include retail propane and distillate operations in Connecticut, Delaware, Maine, Maryland, Massachusetts, New Hampshire, New Jersey, Pennsylvania, and Rhode Island.

The following table presents the allocation of the acquisition costs to the assets acquired and liabilities assumed, based on their fair values (in thousands):

Accounts receivable - trade	$10,338
Inventories	3,437
Prepaid expenses and other current assets	282
Property, plant and equipment:
Land	2,251
Retail propane equipment (15—20 years)	24,790
Natural gas liquids terminal assets (15—20 years)	1,044
Vehicles (5—15 years)	5,819
Buildings and leasehold improvements (30 years)	2,386
Other (3—5 years)	634
Intangible assets:
Customer relationships (10 years)	12,600
Trade names (10 years)	2,700
Non-compete agreements (3 years)	700
Goodwill	13,978
Assumed liabilities	(11,129)
Consideration paid	$69,830

Goodwill represents the excess of the estimated consideration paid for the acquired business over the fair value of the individual assets acquired, net of liabilities. Goodwill primarily represents the value of synergies between the acquired entities and the Partnership, the opportunity to use the acquired businesses as a platform for growth, and the acquired assembled workforce. We estimate that all of the goodwill will be deductible for federal income tax purposes.

We estimated the value of the customer relationship intangible asset using the income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. We estimated the useful life of the customer relationships by reference to historical customer retention data.

Other Acquisitions

During the year ended March 31, 2012, we closed three additional acquisitions for cash payments of $6.4 million on a combined basis. We also assumed $0.6 million in long-term debt in the form of non-compete agreements. These operations have been included in our results of operations since the acquisition dates, and have not been material to our consolidated financial statements.